Property, Plant, and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Accumulated depreciation and impairment	$ (55.5)	$ (56.9)
Property, plant, and equipment, net	189.9	150.8
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 22.5	21.4
Property, plant and equipment, useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 64.4	59.9
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 158.5	$ 126.4
Right-of-use assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Right-of-use assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year